Leases (Details 2) R$ in Thousands	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Current	R$ 1,014,813
Non-current	2,978,116
Future payments of finance leases	3,992,929
Later than one year [member]
IfrsStatementLineItems [Line Items]
Future payments of finance leases	719,971
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Future payments of finance leases	587,398
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Future payments of finance leases	413,702
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Future payments of finance leases	339,134
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Future payments of finance leases	R$ 917,911